Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Schedule of financial liabilities measured at fair value
Liabilities	Amounts at Fair Value	Level 1	Level 2	Level 3
Derivative liability – conversion feature	$215,947	$-	$-	$215,947
Derivative liability - warrants	1,777,292	-	-	1,777,292
Total	$1,993,239	$-	$-	$1,993,239